UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21224

Investment Company Act File Number

Eaton Vance Michigan Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Bond Fund

June 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 156.1%

Security	Principal Amount (000’s omitted)	Value
Education — 5.8%
Michigan Technological University, 4.00%, 10/1/36	$570	$590,720
Wayne State University, 5.00%, 11/15/40	675	751,538

		$1,342,258

Electric Utilities — 7.5%
Holland, Electric Utility System, 5.00%, 7/1/39	$865	$973,765
Michigan Public Power Agency, 5.00%, 1/1/43	700	742,196

		$1,715,961

Escrowed/Prerefunded — 2.2%
Kalamazoo Hospital Finance Authority, (Bronson Healthcare Group), Prerefunded to 5/15/21, 5.25%, 5/15/33	$430	$493,898

		$493,898

General Obligations — 39.8%
Battle Creek, 5.00%, 12/1/41	$750	$862,312
Buchanan Community Schools, 4.00%, 5/1/31	500	527,010
Byron Center Public Schools, 5.00%, 5/1/43	1,000	1,150,830
Comstock Park Public Schools, 5.125%, 5/1/31	205	231,047
Comstock Park Public Schools, 5.25%, 5/1/33	165	185,485
East Grand Rapids Public Schools, 5.00%, 5/1/39	665	747,061
Grass Lake Community Schools, 5.00%, 5/1/30	430	499,419
Lakeview School District, 5.00%, 5/1/40	550	624,294
Lansing Community College, 5.00%, 5/1/30	1,000	1,128,750
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	782,633
Rockford Public Schools, 5.00%, 5/1/44	500	565,485
Walled Lake Consolidated School District, 5.00%, 5/1/34	635	719,512
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,124,060

		$9,147,898

Hospital — 21.2%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$818,190
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	818,895
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	818,828
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	553,370
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	755,566
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,111,100

		$4,875,949

Security	Principal Amount (000’s omitted)	Value
Insured-Bond Bank — 3.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$710,724

		$710,724

Insured-Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$659,977

		$659,977

Insured-Escrowed/Prerefunded — 27.8%
Battle Creek, (BAM), Prerefunded to 6/1/18, 5.00%, 6/1/33	$250	$259,375
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.125%, 10/1/33	435	457,585
Grand Rapids Water Supply System, (AGC), Prerefunded to 1/1/19, 5.00%, 1/1/29	1,000	1,059,510
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,135	1,217,367
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,331,534
Royal Oak, (AGC), Prerefunded to 10/1/18, 6.25%, 10/1/28	1,000	1,066,150

		$6,391,521

Insured-General Obligations — 21.2%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$567,070
Livonia Public Schools, (AGM), 5.00%, 5/1/43	750	826,777
Okemos Public Schools, (NPFG), 0.00%, 5/1/19	1,330	1,290,526
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	562,290
South Haven Public Schools, (BAM), 5.00%, 5/1/41	950	1,064,114
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	560,135

		$4,870,912

Insured-Special Tax Revenue — 1.6%
Puerto Rico Sales Tax Financing Corp., (AGM), 0.00%, 8/1/33	$560	$235,429
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	615	122,170

		$357,599

Insured-Water and Sewer — 9.0%
Michigan Finance Authority, (Detroit Water & Sewerage Department), (AGM), 5.00%, 7/1/31	$1,500	$1,711,605
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	355	363,130

		$2,074,735

Lease Revenue/Certificates of Participation — 4.6%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,057,840

		$1,057,840

Special Tax Revenue — 4.9%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,128,690

		$1,128,690

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 4.5%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$605	$755,361
Port Huron, Water Supply System, 5.25%, 10/1/31	250	278,337

		$1,033,698

Total Tax-Exempt Investments — 156.1% (identified cost $33,220,397)		$35,861,660

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (12.2)%		$(2,800,336)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (45.5)%		$(10,462,954)

Other Assets, Less Liabilities — 1.6%		$378,336

Net Assets Applicable to Common Shares — 100.0%		$22,976,706

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2017, 42.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 5.8% to 11.3% of total investments.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at June 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,161,761

Gross unrealized appreciation	$2,750,618
Gross unrealized depreciation	(50,719)

Net unrealized appreciation	$2,699,899

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$35,861,660	$—	$35,861,660
Total Investments	$—	$35,861,660	$—	$35,861,660

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At June 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 24, 2017